Note 20 - DISCONTINUED OPERATIONS (Details 1) (Related Party, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party
Purchases of goods from Shandong Yanggu	$ 317	$ 17
Sales to Shandong Yanggu	536	96
Sales to SPRC	157	160
Interest expense paid to Shandong Yanggu		63
Management fee paid to Shandong Yanggu	$ 387